CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	6 Months Ended
Dec. 31, 2020
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

19.   CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

In order to guarantee the obligations assumed on the Syndicated loan (incorporated in Bank borrowings in Note 6.13), Rizobacter signed and granted a pledge of a fixed term certificate constituted on September 11, 2017 and extended on December 9, 2020 for $ 4.4 million, disclosed as “Restricted short-term deposit” in “Other financials assets” (Note 6.2).

There were no other significant changes to the contingencies, commitments and restrictions on the distribution of profits from the disclosure made in the Consolidated financial statement as of June 30, 2020.